PIMCO Funds

Supplement dated November 12, 2009 to the

Class A, B, C and R Prospectus for the CommodityRealReturn Strategy Fund, High Yield Fund, Low

Duration Fund, Real Return Fund, Short-Term Fund, Total Return Fund and the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the

CommodityRealReturn Strategy Fund, High Yield Fund, Low

Duration Fund, Real Return Fund, Short-Term Fund, Total Return Fund, Total Return Fund II and Total

Return Fund III,

each dated October 1, 2009

Disclosure Related to the PIMCO High Yield Fund (the “Fund”)

Effective immediately, the first sentence of the “Principal Investment Strategies” section of the Fund’s “Fund Summary” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated November 12, 2009 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus and the

Strategic Markets Funds Class A, B, C and R Prospectus,

each dated October 1, 2009

Disclosure Related to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset,

PIMCO RealRetirement 2010, PIMCO RealRetirement 2020, PIMCO RealRetirement 2030, PIMCO

RealRetirement 2040 and PIMCO RealRetirement 2050 Funds

Effective immediately, the caption for the PIMCO High Yield Fund, an Underlying PIMCO Fund, under “Credit Quality” in the table in the “Descriptions of the Underlying PIMCO Funds” section is deleted in its entirety and replaced with the following:

Min 80% of assets below Baa; max 20% of total assets Caa or below

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 12, 2009 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of October 28, 2009)

Disclosure Related to All Funds

Effective immediately, the following sentence is added to the end of the second to last paragraph in the “Investment Restrictions” section of the Statement of Additional Information on page 52:

In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

Investors Should Retain This Supplement For Future Reference